Commitments And Contingencies (Other Commitments And Other Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2013	$ 42
2014	37
2015	34
2016	27
2017	24
Thereafter	193
Total	357
Payments for other commitments and operating leases	$ 40	$ 32	$ 27
Expiration dates on operating leases beginning date	2014
Expiration dates on operating leases ending date	2023
Operating rental leases, annual percentage increase, low end	2.00%
Operating rental leases, annual percentage increase. high end	5.00%
Operating rental leases, extension options years, low end	1 year
Operating rental leases, extension options years, high end	5 years